Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Sales to and Purchases From Associates and Joint Ventures
Sales to and purchases from joint ventures and associates are as follows:

	Joint ventures			Associates
Continuing operations	2019 € m	2018 € m	2017 € m	2019 € m	2018 € m	2017 € m
Sales	118	107	111	37	40	51
Purchases	24	31	55	16	193	400

Summary of Key Management Remuneration

Key management remuneration amounted to:	2019 € m	2018 € m	2017 € m
Short-term benefits	8	8	9
Post-employment benefits	1	1	1
Share-based payments - calculated in accordance with the principles disclosed in note 9	5	4	3
Total	14	13	13